PROVISIONS FOR LITIGATION AND CONTINGENT LIABILITIES - Possible losses paragraphs (Details)	12 Months Ended
	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017	Dec. 31, 2015 person	Feb. 28, 2009 USD ($)
Contingent liabilities
Estimate loss or value involved in the legal proceeding	R$ 49,849,489,000	R$ 35,076,300,000
Civil
Contingent liabilities
Estimate loss or value involved in the legal proceeding	31,817,331,000	18,591,346,000
Compulsory Loan - monetary correction criteria
Contingent liabilities
Estimate loss or value involved in the legal proceeding	11,070,703,000
Environmental damage to fishermen
Contingent liabilities
Estimate loss or value involved in the legal proceeding	715,673,000	715,673,000
Number of lawsuit | $					2
Number of experts | person				2
Environmental damage to fishermen against the Company
Contingent liabilities
Amount sought	368,548,000
Environmental damage to fishermen against Chesf
Contingent liabilities
Amount sought	309,114,000
Nullity of the trade union agreement
Contingent liabilities
Estimate loss or value involved in the legal proceeding	1,000,000,000	1,000,000,000
Amount sought	R$ 1,000,000,000
Period covered by legal proceeding at issue	5 years
Minimum wage equivalent	2.5
Guarantor obligation
Contingent liabilities
Estimate loss or value involved in the legal proceeding	R$ 366,612,000	389,749,000
Eletronorte civil lawsuit
Contingent liabilities
Estimate loss or value involved in the legal proceeding	363,412,000	351,575,000
Tax
Contingent liabilities
Estimate loss or value involved in the legal proceeding	12,131,337,000	11,339,924,000
Insufficient collection or declaration for PIS/COFINS
Contingent liabilities
Estimate loss or value involved in the legal proceeding	1,438,031,000	1,391,882,000
Irregularities in the determination of IRPJ and CSLL
Contingent liabilities
Estimate loss or value involved in the legal proceeding	R$ 1,858,049,000	1,474,099,000
Increase in value due to charges	20
Tax Enforcement filed by the Federal Government for the collection of tax credits
Contingent liabilities
Estimate loss or value involved in the legal proceeding	R$ 863,086,000	827,830,000
Tax assessment notice related to the use of expenses incurred in 2000
Contingent liabilities
Estimate loss or value involved in the legal proceeding	673,225,000	717,044,000
Tax assessment notice on the RBNI surplus indemnity parcel
Contingent liabilities
Estimate loss or value involved in the legal proceeding	574,213,000	539,000,000
Estimate loss or value involved in the legal proceeding, before update		547,500,000
Municipality requires Added Value
Contingent liabilities
Estimate loss or value involved in the legal proceeding	2,925,318,000	2,925,318,000
The amount of value added for the effect of the participation of the ICMS tax claimed in lawsuit.	2,925,318,000
Daily penalty	R$ 100,000.00
Period to record calculation map of added value	2 days
Labor
Contingent liabilities
Estimate loss or value involved in the legal proceeding	R$ 5,900,822,000	5,145,030,000
Union of Engineers of the State of RJ
Contingent liabilities
Estimate loss or value involved in the legal proceeding	359,671,000
Amount sought	R$ 527,931,000	473,462,000
Month to month rate claimed	26.05%
Lawsuit filed by El Paso Rio Negro Energia
Contingent liabilities
Estimate loss or value involved in the legal proceeding	R$ 435,243,000	423,929,000
Amount sought	76,498,000
Amount of invoices issued and unpaid disallowed	73,940,000
Amount of updates due to the late payment of previous invoices	2,557,000
Eletronorte's contingent liability for collection by CNEC of monetary correction and interest for late payment
Contingent liabilities
Estimate loss or value involved in the legal proceeding	503,653,000	1,154,122,000
Estimate loss or value involved in the legal proceeding, before update	460,427,000
Chesf's contingent liability for collection of alleged losses to final consumers
Contingent liabilities
Estimate loss or value involved in the legal proceeding	1,470,885,000	1,470,885,000
Suspension request period			6 months
Administrative process - IRPJ and CSLL assessment
Contingent liabilities
Estimate loss or value involved in the legal proceeding	R$ 528,363,000	R$ 501,427,000